Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	£ 113	£ (239)	£ (59)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	2	(25)	36
Fair value movements on cash flow hedges	(18)	5	(19)
Reclassification of cash flow hedges to income statement	14	12	54
Tax on fair value movements on cash flow hedges	9	(8)	(18)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(28)	(20)	(34)
Fair value movements on equity investments	(754)	(911)	1,348
Tax on fair value movements on equity investments	56	131	(220)
Remeasurement losses\gains on defined benefit plans	(786)	941	(187)
Tax on remeasurement losses/(gains) on defined benefit plans	211	(223)	69
Fair value movements on cash flow hedges	(6)
Other comprehensive (expense)/income for the year from continuing operations	(1,187)
Other comprehensive (expense)/income for the year from discontinued operations	356
Total other comprehensive (expense)/income for the year	(831)	(337)	970
Retained earnings [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	109	(239)	(51)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	2	(25)	36
Fair value movements on cash flow hedges	0
Reclassification of cash flow hedges to income statement	0
Tax on fair value movements on cash flow hedges	0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	0
Fair value movements on equity investments	0
Tax on fair value movements on equity investments	0
Remeasurement losses\gains on defined benefit plans	(786)	941	(187)
Tax on remeasurement losses/(gains) on defined benefit plans	211	(223)	69
Fair value movements on cash flow hedges	0
Other comprehensive (expense)/income for the year from continuing operations	(464)
Other comprehensive (expense)/income for the year from discontinued operations	375
Total other comprehensive (expense)/income for the year	(89)	454	(133)
Other reserves [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	4		(8)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0
Fair value movements on cash flow hedges	(18)	5	(19)
Reclassification of cash flow hedges to income statement	14	12	54
Tax on fair value movements on cash flow hedges	9	(8)	(18)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	0
Fair value movements on equity investments	(754)	(911)	1,348
Tax on fair value movements on equity investments	56	131	(220)
Remeasurement losses\gains on defined benefit plans	0
Tax on remeasurement losses/(gains) on defined benefit plans	0
Fair value movements on cash flow hedges	(6)
Other comprehensive (expense)/income for the year from continuing operations	(695)
Other comprehensive (expense)/income for the year from discontinued operations	(19)
Total other comprehensive (expense)/income for the year	(714)	(771)	1,137
Non- controlling interests [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	0
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0
Fair value movements on cash flow hedges	0
Reclassification of cash flow hedges to income statement	0
Tax on fair value movements on cash flow hedges	0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(28)	(20)	(34)
Fair value movements on equity investments	0
Tax on fair value movements on equity investments	0
Remeasurement losses\gains on defined benefit plans	0
Tax on remeasurement losses/(gains) on defined benefit plans	0
Fair value movements on cash flow hedges	0
Other comprehensive (expense)/income for the year from continuing operations	(28)
Other comprehensive (expense)/income for the year from discontinued operations	0
Total other comprehensive (expense)/income for the year	£ (28)	£ (20)	£ (34)